Income Taxes	9 Months Ended
Jul. 31, 2024
Income Taxes [Abstract]
Income Taxes
NOTE 17: INCOME TAXES
International Tax Reform – Pillar Two Global Minimum Tax
The OECD published Pillar Two model rules as part of its

efforts toward international tax reform. The

Pillar Two model rules provide for the implementation of a
15% global minimum tax for large multinational

enterprises, which is to be applied on a

jurisdiction-by-jurisdiction basis. Pillar

Two legislation was enacted in
Canada on June 20, 2024 under Bill C-69,

which includes the
Global Minimum Tax Act

addressing the Pillar Two model rules. The rules will be

effective for the
Bank for the fiscal year beginning on November

1, 2024. Similar legislation has also passed

in other jurisdictions in which the Bank operates.

The Bank is currently
assessing the impact of the new legislation.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta

Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank.

As at July 31, 2024, the CRA has reassessed

the Bank for $
1,661

million for the years 2011 to 2018, the RQA has
reassessed the Bank for $ 52

million for the years 2011 to 2018, and the ATRA has reassessed the Bank for $
71

million for the years 2011 to 2018. In total, the
Bank has been reassessed for $ 1,784

million of income tax and interest. The Bank

expects to continue to be reassessed

for open years. The Bank is of the view
that its tax filing positions were appropriate

and filed a Notice of Appeal with the Tax Court of Canada on March 21,

2023.